INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Narrative) (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 09, 2021 USD ($)	May 31, 2020	Feb. 29, 2020 USD ($)	Dec. 31, 2022 USD ($) vessel tanker	Dec. 31, 2021 USD ($) vessel tanker	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 vessel	Jun. 30, 2015 vessel
Sale Leaseback Transaction [Line Items]
Gain on sale of vessels				$ 13,228	$ 39,405	$ 2,250
Term of lease charter				7 years
Term of charters, maximum (in years)		7 years
Number of container vessels accounted for as direct financing leases | vessel					15
Vessel impairment charge				$ 0	$ 1,927	$ 333,149
Equity method investment, number of chartered-in vessels | vessel						4
Number of vessels accounted for as leaseback assets | vessel							6
MSC
Sale Leaseback Transaction [Line Items]
Number of vessels accounted for as leaseback assets | vessel					3		3
Term of lease or charter							6 years
Hunter Group ASA
Sale Leaseback Transaction [Line Items]
Number of vessels accounted for as leaseback assets | tanker					3
Term of lease or charter					5 years
Number of container vessels | vessel						3
Proceeds from sale of vessels and termination of charters						$ 176,200
Debt repaid						142,500
Front Hakata
Sale Leaseback Transaction [Line Items]
Gain on sale of vessels			$ 1,400
Proceeds from sale of vessels and termination of charters						$ 30,300
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
Sale Leaseback Transaction [Line Items]
Ownership percentage of disposed assets						50.10%
Investments in sales-type and direct financing leases						$ 540,908
West Linus
Sale Leaseback Transaction [Line Items]
Reclassifications for property, plant, and equipment	$ 355,600
West Linus
Sale Leaseback Transaction [Line Items]
Direct financing lease following the sale of River Box						361,000
Front Hakata
Sale Leaseback Transaction [Line Items]
Gain on sale of vessels						$ 1,400
Sea Leopard
Sale Leaseback Transaction [Line Items]
Number of offshore supply vessels under finance lease | vessel						1
Gain (loss) on disposition						$ (30)
Frontline Charterers
Sale Leaseback Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties | vessel					2			17
Direct financing lease following the sale of River Box					$ 69,800
Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Number of vessel charters | vessel					12
Sales-Type Leases and Direct Financing Leases | MSC
Sale Leaseback Transaction [Line Items]
Number of vessel charters | vessel				9	10
Sales-Type Leases and Direct Financing Leases | Frontline Charterers
Sale Leaseback Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties | tanker					2
Assets accounted for as direct financing lease, number sold | tanker				2
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Number of vessel charters | vessel				1	1
Investments in sales-type, direct financing leases and leaseback assets
Sale Leaseback Transaction [Line Items]
Vessel impairment charge						$ 200